INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS

10.	INTANGIBLE ASSETS

The Company’s intangible assets are finite lived and consist primarily of customer relationships and acquired technology, which are amortized on a straight-line basis over their estimated useful lives of 5 years. The company also holds indefinite-lived trademarks, which are not amortized. As of March 31, 2026, the carrying amount of indefinite-lived trademarks was $13 thousand.

On July 1, 2025, pursuant to the terms of an asset purchase agreement dated the same day, between the Company and Flyhomes, the Company acquired the AI-powered consumer home search portal and related technology assets of Flyhomes for an aggregate purchase price of $2.75 million, with the consideration paid in cash. The transaction was accounted for as an asset acquisition in accordance with ASC 805. The acquired technology is included within acquired technology intangible assets and is amortized on a straight-line basis over an estimated useful life of 5 years.

Reconciliation of Carrying Amounts (in thousands):

	December 31, 2024	Additions	December 31, 2025	Additions	Impairment	March 31, 2026
Cost
Indefinite-lived trademarks	$25	$—	$25	$—	$(12)	$13
Acquired Technology	1,168	2,750	3,918	—	—	3,918
Customer Relationships	2,839	—	2,839	—	—	2,839
Other	456	—	456	—	—	456
Total	$4,488	$2,750	$7,238	$—	$(12)	$7,226

Accumulated Amortization
Acquired Technology	$632	$509	$1,141	$168	$—	$1,309
Customer Relationships	1,136	567	1,703	142	—	1,845
Other	145	92	237	23	—	260
Total	$1,913	$1,168	$3,081	$333	$—	$3,414

Carrying Amounts	$2,575		$4,157			$3,812

The Company recorded amortization expense of $333 thousand and $223 thousand for the three months ended March 31, 2026 and March 31, 2025, respectively.

As of March 31, 2026, expected amortization (in thousands) related to intangible assets will be:

Expected Amortization
2026, excluding the three months ended March 31, 2026	$997
2027	1,330
2028	647
2029	550
2030 and thereafter	275
Total	$3,799

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2026 AND 2025

UNAUDITED